CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 3,261,098	$ 65,590	$ 4,284,362
Restricted cash	593,228	0
Accounts receivable	225,360	411,336	235,605
Note receivable		0	8,710
Inventory	284,219	202,189	265,761
Prepaid expenses and other assets	59,885	37,993	40,882
Costs in excess of billings	316,911	521,213	0
Total current assets	4,740,701	1,238,321	4,835,320
Property, plant and equipment, net	2,788,481	2,874,678	1,295,388
Other assets:
Note receivable	0	16,748	15,835
Security deposit	20,825	0
Investment at equity	221,010	139,836	45,460
Total other assets	241,835	156,584	61,295
Total assets	7,771,017	4,269,583	6,192,003
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable and accrued liabilities	1,436,813	1,635,353	1,412,081
Due to related party	132,457	0	70,867
Deposit payable	99,403	154,403	219,403
Billings in excesss of costs and estimated earned profits on uncompleted contracts	514,408	0	48,186
Estimated loss on uncompleted contract	632,115	188,484	0
Debt- current portion	96,151	110,780	506,908
Debt- current portion - related party		0	546,000
Total current liabilities	2,911,347	2,089,020	2,803,445
Long term liabilities:
Debt- long term, net of discount	2,668,533	2,807,869	38,111
Debt- long term- related party, net of discount	1,590,083	3,425,334	0
Derivative liability	13,411,740	0
Total long term liabilities	17,670,356	6,233,203	38,111
Total liabilities	20,581,703	8,322,223	2,841,556
Stockholders' (deficit) equity:
Preferred stock, $0.01 par value; authorized shares 1,000,000; 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value; authorized shares 400,000,000 and 400,000,000; 7,399,086 and 7,277,192 issued and outstanding	7,399	7,277	7,021
Additional paid in capital	53,373,148	48,752,581	37,053,920
Accumulated (deficit)	(66,191,233)	(52,812,498)	(33,710,494)
Total stockholders' (deficit) equity	(12,810,686)	(4,052,640)	3,350,447
Total liabilities and stockholders' (deficit) equity	$ 7,771,017	$ 4,269,583	$ 6,192,003